Income Taxes - Reconciliation of Actual Income Tax Expense to Expected Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Computed "expected" tax expense	$ 13,204,000	$ 14,301,000	$ 13,473,000
State income taxes, net of Federal income tax benefit	1,120,000	1,117,000	1,584,000
Tax exempt interest, net of interest expense exclusion	(190,000)	(274,000)	(237,000)
Earnings on cash surrender value of life insurance	(344,000)	(273,000)	(205,000)
Expenses not deductible for tax purposes	74,000	23,000	12,000
Equity based compensation	(46,000)	(55,000)	(28,000)
Other	121,000	217,000	133,000
Total	$ 13,939,000	$ 15,056,000	$ 14,732,000